UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08991

Name of Fund: BlackRock High Yield Trust (BHY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock High Yield Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 – Schedule of Investments

BlackRock High Yield Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Aerospace & Defense - 0.7%	DRS Technologies, Inc., 6.875%, 11/01/13	$40	$39,700
	DRS Technologies, Inc., 7.625%, 2/01/18	100	99,250
	Hexcel Corp., 6.75%, 2/01/15	40	30,400
	L-3 Communications Corp., 5.875%, 1/15/15	20	16,200
			185,550
Air Freight & Logistics - 0.1%	Park-Ohio Industries, Inc., 8.375%, 11/15/14	85	34,850
Airlines - 0.3%	American Airlines, Inc. Series 99-1, 7.324%, 4/15/11	95	83,600
Auto Components - 2.6%	Allison Transmission, Inc., 11%, 11/01/15 (a)	120	58,800
	Allison Transmission, Inc., 11.25%, 11/01/15 (a)(b)	150	60,750
	The Goodyear Tire & Rubber Co., 7.857%, 8/15/11	235	171,550
	The Goodyear Tire & Rubber Co., 8.625%, 12/01/11	236	176,115
	Lear Corp., 8.75%, 12/01/16	135	29,025
	Stanadyne Corp. Series 1, 10%, 8/15/14	350	234,500
			730,740
Automobiles - 0.8%	Ford Capital BV, 9.50%, 6/01/10	520	187,200
	Ford Motor Co., 8.90%, 1/15/32	125	28,750
			215,950
Building Products - 1.2%	CPG International I, Inc., 10.50%, 7/01/13	150	84,000
	Momentive Performance Materials, Inc., 11.50%,
	12/01/16	235	62,275
	Ply Gem Industries, Inc., 11.75%, 6/15/13	315	186,638
			332,913
Capital Markets - 0.8%	E*Trade Financial Corp., 12.50%, 11/30/17 (a)(b)	165	107,870
	Marsico Parent Co., LLC, 10.625%, 1/15/16 (a)	174	78,517
	Marsico Parent Holdco, LLC, 12.50%, 7/15/16 (a)(b)	66	30,002
	Marsico Parent Superholdco, LLC, 14.50%, 1/15/18 (a)(b)	45	20,326
			236,715
Chemicals - 3.5%	American Pacific Corp., 9%, 2/01/15	140	121,800
	Ames True Temper, Inc., 8.753%, 1/15/12 (c)	265	137,800
	Hexion U.S. Finance Corp., 6.649%, 11/15/14 (c)	150	73,500
	Hexion U.S. Finance Corp., 9.75%, 11/15/14	25	13,000
	Innophos, Inc., 8.875%, 8/15/14	545	463,250
	Key Plastics LLC, 11.75%, 3/15/13 (a)(d)(e)	70	3,500
	MacDermid, Inc., 9.50%, 4/15/17 (a)	265	143,100
	Terra Capital, Inc. Series B, 7%, 2/01/17	40	28,900
			984,850
Commercial Services &	DI Finance Series B, 9.50%, 2/15/13	201	170,850
Supplies - 2.7%	Sally Holdings LLC, 9.25%, 11/15/14	35	26,425
	Sally Holdings LLC, 10.50%, 11/15/16	114	66,120
	US Investigations Services, Inc., 10.50%, 11/01/15 (a)	100	73,000
	Waste Services, Inc., 9.50%, 4/15/14	185	140,600
	West Corp., 9.50%, 10/15/14	125	66,250
	West Corp., 11%, 10/15/16	475	204,250
			747,495
Communications Equipment - 0.2%	Nortel Networks Ltd., 9.003%, 7/15/11 (c)	145	47,125
Construction Materials - 1.3%	Nortek, Inc., 10%, 12/01/13	530	371,000
Containers & Packaging - 2.4%	Berry Plastics Holding Corp., 5.871%, 9/15/14 (c)	75	35,250

BlackRock High Yield Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Cascades, Inc., 7.25%, 2/15/13	$175	$98,000
	Crown Americas LLC, 7.75%, 11/15/15	85	76,925
	Graphic Packaging International Corp., 9.50%, 8/15/13	30	20,700
	Impress Holdings BV, 7.878%, 9/15/13 (a)(c)	270	162,675
	Pregis Corp., 12.375%, 10/15/13	310	170,500
	Smurfit-Stone Container Enterprises, Inc., 8%, 3/15/17	375	99,375
			663,425
Diversified Financial	CDX North America High Yield Series 6-T1, 8.625%,
Services - 4.0%	6/29/11	485	440,138
	Ford Motor Credit Co. LLC, 7.569%, 1/13/12 (c)	110	48,400
	Ford Motor Credit Co. LLC, 7.80%, 6/01/12	500	215,654
	GMAC LLC, 4.403%, 12/01/14 (c)	250	75,000
	GMAC LLC, 6.75%, 12/01/14	410	133,220
	GMAC LLC, 8%, 11/01/31	120	31,559
	Leucadia National Corp., 8.125%, 9/15/15	200	173,500
			1,117,471
Diversified Telecommunication	Asia Global Crossing Ltd., 13.375%, 10/15/10 (d)(e)	2,000	60,000
Services - 7.5%	Broadview Networks Holdings, Inc., 11.375%, 9/01/12	195	138,450
	Cincinnati Bell, Inc., 7.25%, 7/15/13	405	332,100
	Qwest Communications International, Inc., 7.50%,
	2/15/14	685	445,250
	Qwest Communications International, Inc., Series B,
	7.50%, 2/15/14	285	185,250
	Qwest Corp., 5.246%, 6/15/13 (c)	230	161,000
	Verizon Communications, Inc., 8.75%, 11/01/18	205	205,052
	Wind Acquisition Finance SA, 10.75%, 12/01/15 (a)	375	307,500
	Windstream Corp., 8.125%, 8/01/13	200	165,000
	Windstream Corp., 8.625%, 8/01/16	120	93,600
			2,093,202
Electric Utilities - 2.1%	Elwood Energy LLC, 8.159%, 7/05/26	449	328,916
	Homer City Funding LLC Series B, 8.734%, 10/01/26	96	77,481
	NSG Holdings LLC, 7.75%, 12/15/25 (a)	170	132,600
	Sithe/Independence Funding Corp. Series A, 9%,
	12/30/13	36	31,657
			570,654
Electrical Equipment - 0.4%	Coleman Cable, Inc., 9.875%, 10/01/12	155	99,975
Electronic Equipment	Sanmina-SCI Corp., 8.125%, 3/01/16	240	108,000
& Instruments - 0.4%
Energy Equipment &	Compagnie Generale de Geophysique-Veritas, 7.50%,
Services - 1.2%	5/15/15	50	32,500
	Compagnie Generale de Geophysique-Veritas, 7.75%,
	5/15/17	80	49,100
	Hornbeck Offshore Services, Inc. Series B, 6.125%,
	12/01/14	5	3,337
	North American Energy Partners, Inc., 8.75%, 12/01/11	335	251,250
			336,187
Food & Staples Retailing - 1.0%	The Pantry, Inc., 7.75%, 2/15/14	265	185,500

BlackRock High Yield Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	Rite Aid Corp., 7.50%, 3/01/17	$155	$88,350
			273,850
Gas Utilities - 0.4%	Targa Resources, Inc., 8.50%, 11/01/13	200	110,000
Health Care Equipment &	Biomet, Inc., 10%, 10/15/17	75	67,500
Supplies - 3.3%	Biomet, Inc., 10.375%, 10/15/17 (b)	120	94,800
	Biomet, Inc., 11.625%, 10/15/17	100	75,000
	Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (b)	150	49,500
	DJO Finance LLC, 10.875%, 11/15/14	760	554,800
	Hologic, Inc., 2%, 12/15/37 (f)(g)	145	82,106
			923,706
Health Care Providers &	Community Health Systems, Inc., 8.875%, 7/15/15	35	28,087
Services - 2.1%	HCA, Inc., 9.25%, 11/15/16	40	32,500
	Tenet Healthcare Corp., 6.375%, 12/01/11	55	41,800
	Tenet Healthcare Corp., 6.50%, 6/01/12	625	456,250
	Viant Holdings, Inc., 10.125%, 7/15/17 (a)	115	34,500
			593,137
Hotels, Restaurants &	American Real Estate Partners LP, 8.125%, 6/01/12	300	204,375
Leisure - 4.6%	American Real Estate Partners LP, 7.125%, 2/15/13	185	111,462
	Gaylord Entertainment Co., 8%, 11/15/13	80	47,500
	Gaylord Entertainment Co., 6.75%, 11/15/14	280	151,200
	Great Canadian Gaming Corp., 7.25%, 2/15/15 (a)	320	220,800
	Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(d)(e)	174	35,670
	Harrah's Operating Co., Inc., 10.75%, 2/01/16 (a)	525	116,812
	Harrah's Operating Co., Inc., 10.75%, 2/01/18 (a)(b)	702	62,732
	MGM Mirage, 6%, 10/01/09	65	52,650
	Seneca Gaming Corp. Series B, 7.25%, 5/01/12	140	93,800
	Shingle Springs Tribal Gaming Authority, 9.375%,
	6/15/15 (a)	40	18,000
	Travelport LLC, 6.828%, 9/01/14 (c)	25	6,000
	Tropicana Entertainment LLC Series WI, 9.625%,
	12/15/14 (d)(e)	25	875
	Virgin River Casino Corp., 9%, 1/15/12	445	133,500
	Wynn Las Vegas LLC, 6.625%, 12/01/14	55	38,913
			1,294,289
Household Durables - 0.3%	Jarden Corp., 7.50%, 5/01/17	150	97,500
IT Services - 3.4%	Alliance Data Systems Corp., 1.75%, 8/01/13 (a)(f)	70	49,525
	First Data Corp., 9.875%, 9/24/15	195	112,125
	iPayment, Inc., 9.75%, 5/15/14	120	81,600
	iPayment Investors LP, 12.75%, 7/15/14 (a)(b)	500	490,958
	SunGard Data Systems, Inc., 9.125%, 8/15/13	85	65,875
	SunGard Data Systems, Inc., 10.625%, 5/15/15 (a)	200	154,000
			954,083
Independent Power Producers	AES Red Oak LLC Series A, 8.54%, 11/30/19	125	91,354
& Energy Traders - 4.4%	AES Red Oak LLC Series B, 9.20%, 11/30/29	500	360,000
	Energy Future Holding Corp., 11.25%, 11/01/17 (a)(b)	575	306,187
	NRG Energy, Inc., 7.25%, 2/01/14	130	105,950

BlackRock High Yield Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	NRG Energy, Inc., 7.375%, 2/01/16	$350	$284,375
	Texas Competitive Electric Holdings Co. LLC, 10.50%,
	11/01/16 (a)(b)	160	86,400
			1,234,266
Industrial Conglomerates - 1.4%	Sequa Corp., 11.75%, 12/01/15 (a)	380	167,200
	Sequa Corp., 13.50%, 12/01/15 (a)(b)	496	211,505
			378,705
Insurance - 0.9%	Alliant Holdings I, Inc., 11%, 5/01/15 (a)	300	213,750
	USI Holdings Corp., 6.024%, 11/15/14 (a)(c)	100	41,125
			254,875
Machinery - 1.9%	AGY Holding Corp., 11%, 11/15/14	200	120,000
	Accuride Corp., 8.50%, 2/01/15	85	30,600
	RBS Global, Inc., 8.875%, 9/01/16	70	43,400
	Sunstate Equipment Co. LLC, 10.50%, 4/01/13 (a)	510	290,700
	Terex Corp., 7.375%, 1/15/14	55	43,450
			528,150
Marine - 0.2%	Navios Maritime Holdings, Inc., 9.50%, 12/15/14	106	63,600
Media - 12.4%	Affinion Group, Inc., 10.125%, 10/15/13	390	267,150
	CMP Susquehanna Corp., 9.875%, 5/15/14	290	51,475
	CSC Holdings, Inc. Series B, 8.125%, 7/15/09	60	57,600
	CSC Holdings, Inc. Series B, 7.625%, 4/01/11	45	39,825
	Cablevision Systems Corp. Series B, 8.334%, 4/01/09 (c)	175	171,062
	Charter Communications Holdings II, LLC, 10.25%,
	9/15/10	775	393,313
	Charter Communications Holdings II, LLC, Series B,
	10.25%, 9/15/10	75	35,625
	DirecTV Holdings LLC, 8.375%, 3/15/13	125	115,000
	DirecTV Holdings LLC, 7.625%, 5/15/16	240	204,600
	EchoStar DBS Corp., 7%, 10/01/13	40	30,000
	Harland Clarke Holdings Corp., 6.899%, 5/15/15 (c)	50	20,500
	Harland Clarke Holdings Corp., 9.50%, 5/15/15	60	26,400
	Intelsat Corp., 6.875%, 1/15/28	210	119,700
	Local Insight Regatta Holdings, Inc., 11%, 12/01/17	150	70,500
	Network Communications, Inc., 10.75%, 12/01/13	245	80,850
	Nielsen Finance LLC, 10%, 8/01/14	560	403,200
	ProtoStar I Ltd., 10.50%, 10/15/12 (a)(c)(f)	404	302,968
	R.H. Donnelley Corp., 11.75%, 5/15/15 (a)	29	7,685
	Rainbow National Services LLC, 8.75%, 9/01/12 (a)	310	272,800
	Rainbow National Services LLC, 10.375%, 9/01/14 (a)	378	326,970
	TL Acquisitions, Inc., 10.50%, 1/15/15 (a)	700	378,000
	Virgin Media, Inc., 6.50%, 11/15/16 (a)(f)	205	85,331
			3,460,554
Metals & Mining - 3.1%	AK Steel Corp., 7.75%, 6/15/12	40	28,100
	Aleris International, Inc., 9%, 12/15/14 (b)	120	7,200
	Aleris International, Inc., 10%, 12/15/16	125	13,125
	FMG Finance Property Ltd., 10%, 9/01/13 (a)	85	47,600

BlackRock High Yield Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
	FMG Finance Property Ltd., 10.625%, 9/01/16 (a)	$205	$115,825
	Freeport-McMoRan Copper & Gold, Inc., 7.084%,
	4/01/15 (c)	220	132,000
	Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/01/17	300	213,000
	Newmont Mining Corp., 1.625%, 7/15/17 (f)	100	86,375
	Ryerson, Inc., 10.568%, 11/01/14 (a)(c)	60	39,600
	Ryerson, Inc., 12%, 11/01/15 (a)	70	43,400
	Steel Dynamics, Inc., 7.375%, 11/01/12	125	92,500
	Vedanta Resources Plc, 9.50%, 7/18/18 (a)	105	53,550
			872,275
Multiline Retail - 0.1%	Neiman Marcus Group, Inc., 9%, 10/15/15 (b)	45	19,125
Oil, Gas & Consumable	Atlas Energy Resources LLC, 10.75%, 2/01/18 (a)	210	132,300
Fuels - 9.9%	Berry Petroleum Co., 8.25%, 11/01/16	80	50,400
	Chaparral Energy, Inc., 8.50%, 12/01/15	100	37,000
	Chesapeake Energy Corp., 6.375%, 6/15/15	90	63,000
	Chesapeake Energy Corp., 6.625%, 1/15/16	250	174,375
	Chesapeake Energy Corp., 7.25%, 12/15/18	110	77,000
	Chesapeake Energy Corp., 2.25%, 12/15/38 (f)	125	59,375
	Compton Petroleum Finance Corp., 7.625%, 12/01/13	100	41,000
	Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (a)	200	104,000
	Corral Finans AB, 6.253%, 4/15/10 (a)(b)	341	213,442
	Denbury Resources, Inc., 7.50%, 12/15/15	30	20,550
	EXCO Resources, Inc., 7.25%, 1/15/11	370	284,900
	Encore Acquisition Co., 6%, 7/15/15	40	26,400
	Forest Oil Corp., 7.25%, 6/15/19 (a)	365	250,025
	Frontier Oil Corp., 6.625%, 10/01/11	65	56,875
	Newfield Exploration Co., 6.625%, 9/01/14	30	22,950
	OPTI Canada, Inc., 8.25%, 12/15/14	440	171,600
	Overseas Shipholding Group, Inc., 7.50%, 2/15/24	350	230,125
	PetroHawk Energy Corp., 7.875%, 6/01/15 (a)	50	35,250
	Range Resources Corp., 7.375%, 7/15/13	185	162,800
	Sabine Pass LNG LP, 7.50%, 11/30/16	130	89,700
	SandRidge Energy, Inc., 8%, 6/01/18 (a)	165	105,600
	Whiting Petroleum Corp., 7.25%, 5/01/12	125	95,000
	Whiting Petroleum Corp., 7.25%, 5/01/13	370	262,700
			2,766,367
Paper & Forest Products - 2.0%	Abitibi-Consolidated, Inc., 8.85%, 8/01/30	35	6,300
	Ainsworth Lumber Co. Ltd., 11%, 7/29/15 (a)	18	12,341
	Bowater, Inc., 9%, 8/01/09	60	26,100
	Bowater, Inc., 4.996%, 3/15/10 (c)	130	42,900
	Domtar Corp., 7.125%, 8/15/15	40	27,200
	NewPage Corp., 10%, 5/01/12	520	280,800
	Norske Skog Canada Ltd., 7.375%, 3/01/14	120	54,000
	Verso Paper Holdings LLC Series B, 6.943%, 8/01/14 (c)	40	21,600
	Verso Paper Holdings LLC Series B, 9.125%, 8/01/14	165	79,200
			550,441
Pharmaceuticals - 0.5%	Angiotech Pharmaceuticals, Inc., 5.953%, 12/01/13 (c)	230	131,100

BlackRock High Yield Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Corporate Bonds	(000)	Value
Professional Services - 0.3%	FTI Consulting, Inc., 7.75%, 10/01/16	$100	$86,000
Real Estate Management &	Realogy Corp., 10.50%, 4/15/14	305	53,375
Development - 0.3%	Realogy Corp., 12.375%, 4/15/15	197	31,520
			84,895
Semiconductors & Semiconductor	Spansion, Inc., 5.328%, 6/01/13 (a)(c)	190	39,900
Equipment - 0.1%
Software - 0.1%	BMS Holdings, Inc., 10.595%, 2/15/12 (a)(b)(c)	72	27,310
Specialty Retail - 2.5%	Asbury Automotive Group, Inc., 7.625%, 3/15/17	60	24,000
	AutoNation, Inc., 6.753%, 4/15/13 (c)	40	25,400
	AutoNation, Inc., 7%, 4/15/14	90	58,500
	General Nutrition Centers, Inc., 7.584%, 3/15/14 (b)(c)	280	159,600
	General Nutrition Centers, Inc., 10.75%, 3/15/15	250	143,750
	Group 1 Automotive, Inc., 2.25%, 6/15/36 (f)(g)	25	10,844
	Lazy Days' R.V. Center, Inc., 11.75%, 5/15/12	468	72,540
	Michaels Stores, Inc., 10%, 11/01/14	135	42,525
	Michaels Stores, Inc., 11.375%, 11/01/16	140	30,800
	Rent-A-Center, Inc. Series B, 7.50%, 5/01/10	75	69,750
	United Auto Group, Inc., 7.75%, 12/15/16	180	65,700
			703,409
Textiles, Apparel & Luxury	Quiksilver, Inc., 6.875%, 4/15/15	100	37,000
Goods - 0.1%
Thrifts & Mortgage Finance - 0.1%	Residential Capital LLC, 8.50%, 5/15/10 (a)	132	38,280
Trading Companies &	Russel Metals, Inc., 6.375%, 3/01/14	125	99,688
Distributors - 0.4%
Wireless Telecommunication	Centennial Communications Corp., 9.633%, 1/01/13 (c)	220	205,700
Services - 8.5%	Centennial Communications Corp., 8.125%, 2/01/14	455	450,450
	Cricket Communications, Inc., 9.375%, 11/01/14	220	174,625
	Cricket Communications, Inc., 10%, 7/15/15 (a)	145	118,175
	Digicel Group Ltd., 8.875%, 1/15/15 (a)	230	118,450
	Digicel Group Ltd., 9.125%, 1/15/15 (a)(b)	294	148,470
	iPCS, Inc., 5.318%, 5/01/13 (c)	110	77,000
	MetroPCS Wireless, Inc., 9.25%, 11/01/14	560	459,200
	Nordic Telephone Co. Holdings ApS, 8.875%, 5/01/16 (a)	445	322,625
	Sprint Capital Corp., 7.625%, 1/30/11	410	295,200
			2,369,895
	Total Corporate Bonds - 96.5%		26,952,102
	Floating Rate Loan Interests
Auto Components - 1.6%	Allison Transmission, Inc. Term Loan, 5.22% - 6.25%,
	8/07/14	399	237,904
	Dana Corp. Term Advance, 6.75%, 1/31/15	313	185,438
	Delphi Automotive Systems Initial Tranche C Loan,
	8.50%, 12/31/08	10	2,373
	Delphi Automotive Systems Term Loan, 8.50%, 12/08/08	95	23,527
			449,242
Automobiles - 0.4%	Ford Motor Co. Term Loan B, 4.43%, 12/15/13	150	59,797

BlackRock High Yield Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
Industry	Floating Rate Loan Interests	(000)	Value
	General Motors Corp. Secured Term Loan, 5.795%,
	11/29/13	$100	$38,305
			98,102
Building Products - 1.2%	Building Material Corp. of America Term Loan Advance,
	5.688% - 6.625%, 2/22/14	149	91,976
	Stile Acquisition (Masonite International) Canadian Term
	Loan, 5.50%, 4/06/13	197	114,191
	Stile Acquisition (Masonite International) U.S. Term
	Loan, 5%, 4/06/13	199	115,301
			321,468
Chemicals - 0.8%	PQ Corp. Second Lien Loan, 9.97%, 5/29/15	500	237,500
Health Care Providers &	Community Health Systems, Inc. Term Loan B,
Services - 1.4%	4.719% - 5.06%, 7/12/14	286	209,014
	Rotech Healthcare, Inc. Term Loan, 10.832%, 9/26/11 (b)	295	191,895
			400,909
Hotels, Restaurants &	Travelport, Inc. Term Loan, 9.793%, 3/27/12 (b)	462	120,002
Leisure - 0.4%
Independent Power Producers &	Calpine Corp. First Priority Term Loan, 6.645%, 3/29/14	100	69,789
Energy Traders - 2.3%	Texas Competitive Electric Holdings Co. LLC (TXU) Term
	Loan Initial Tranche Term Loan B-2, 6.303% - 7.640%,
	10/10/14	347	234,740
	Texas Competitive Electric Holdings Co. LLC (TXU) Term
	Loan Initial Tranche Term Loan B-3, 6.478% - 8.396%,
	10/10/14	495	334,001
			638,530
Machinery - 0.8%	Navistar International Transportation Corp. Revolving
	Credit, 6.421% - 7.126%, 1/19/12	90	48,600
	Navistar International Transportation Corp. Term Loan,
	6.421%, 1/19/12	245	132,300
	Rexnord Corp. Loan, 9.676%, 3/02/13 (b)	60	46,395
			227,295
Media - 4.5%	Affinion Group, Inc. Loan, 9.868%, 3/01/12	325	130,000
	Cengage (Thomson Learning, Inc.) Tranche 1,
	Incremental Term Loan 2, 7.50%, 7/05/14	249	209,475
	HMH Publishing (Education Media) Mezzanine Term Loan,
	7.516%, 11/14/14	439	276,818
	HMH Publishing (Education Media) Tranche A Term Loan,
	13.016%, 11/14/14	1,046	627,813
			1,244,106
Multiline Retail - 0.3%	Dollar General Term Loan B1, 5.75% - 6.17%, 7/03/14	105	80,614
Paper & Forest Products - 0.6%	Georgia-Pacific LLC First Lien Term Loan B,
	4.567% - 5.512%, 12/22/12	55	42,197
	Verso Paper Holdings LLC Term Loan, 10.012%, 2/01/13	179	136,491
			178,688
	Total Floating Rate Loan Interests - 14.3%		3,996,456

BlackRock High Yield Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
Industry	Common Stocks	Shares	Value
Paper & Forest Products - 0.0%	Ainsworth Lumber Co. Ltd.	2,234	$2,360
	Ainsworth Lumber Co. Ltd. (a)	2,507	2,646
			5,006
Specialty Retail - 0.0%	Mattress Discounters Corp. (d)(h)	14,992	0
	Total Common Stocks - 0.0%		5,006
		Par
	Preferred Securities	(000)
	Capital Trusts
Diversified Financial	Citigroup, Inc. Series E, 8.40% (c)(i)	$530	312,939
Services - 1.8%	JPMorgan Chase & Co., 7.90% (c)(i)	245	191,796
	Total Capital Trusts - 1.8%		504,735
	Preferred Stocks	Shares
Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (a)	12	6,240
	Total Preferred Stocks - 0.0%		6,240
	Total Preferred Securities - 1.8%		510,975
	Warrants (j)
Communications Equipment - 0.0%	PF Net Communications, Inc. (expires 5/15/10) (a)(h)	600	-
Diversified Telecommunication	NEON Communications, Inc. (expires 12/02/12) (h)	53,622	1
Services - 0.0%
	Total Warrants - 0.0%		1
		Beneficial
		Interest
	Other Interests (k)	(000)
Health Care Providers &	Critical Care Systems International, Inc. (h)	$5	1,592
Services - 0.0%
	Total Other Interests - 0.0%		1,592
	Total Long-Term Investments
	(Cost - $53,775,439) - 112.6%		31,466,132
	Options Purchased	Contracts
Call Options	Marsico Parent Superholdco LLC, expiring December
	2009 at $942.86	3	4,350
	Total Options Purchased
	(Cost - $2,933) - 0.0%		4,350
	Total Investments (Cost - $53,778,372*) - 112.6%		31,470,482
	Liabilities in Excess of Other Assets - (12.6)%		(3,525,894)
	Net Assets - 100.0%		$27,944,588

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$53,808,658
Gross unrealized appreciation	$23,129
Gross unrealized depreciation	(22,361,305)
Net unrealized depreciation	$(22,338,176)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(c)	Variable rate security. Rate shown is as of report date.

BlackRock High Yield Trust
Schedule of Investments November 30, 2008 (Unaudited)
(d)	Non-income producing security.
(e)	Issuer filed for bankruptcy and/or is in default of interest payments.
(f)	Convertible security.
(g)	Represents a step bond. Rate shown is as of report date.
(h)	Security is fair valued.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
•	For Trust compliance purposes, the Trust's industry classifications refer to any one or more of the industry sub- classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classification for reporting ease.

•	Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows

• Level 1 - price quotations in active markets/exchanges for identical securities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:
Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
Level 1	$2,360	-
Level 2	29,989,220	$4,350
Level 3	1,474,552	-
Total	$31,466,132	$4,350
* Other financial instruments are options.

BlackRock High Yield Trust
Schedule of Investments November 30, 2008 (Unaudited)
The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:
Investments in
Securities
Balance, as of September 1, 2008	$191,332
Accrued discounts/premiums	3,065
Realized gain (loss)	99
Change in unrealized appreciation (depreciation)	(767,606)
Net purchases (sales)	4,916
Net transfers in/out of Level 3	2,042,746
Balance, as of November 30, 2008	$1,474,552

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock High Yield Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock High Yield Trust

Date:	January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock High Yield Trust

Date:	January 20, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock High Yield Trust

Date:	January 20, 2009